Equity Instruments - Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Apr. 13, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Shares, Authorized	125,419,265	125,419,265			28,141,258
Shares, Issued	117,734,383	117,734,383			27,967,896
Shares, Outstanding	117,734,383	117,734,383	103,201,832		27,967,896		25,602,868
Original issue price per share (in usd per share)				$ 0.37534
Liquidation Preference	$ 133,762	$ 133,762			$ 114,042
Carrying value	$ 123,704	$ 123,704	$ 118,374		$ 101,858		$ 91,826
Series A
Temporary Equity [Line Items]
Shares, Authorized	8,906,694	8,906,694			8,906,694
Shares, Issued	6,726,134	6,726,134			8,893,332
Shares, Outstanding	6,726,134	6,726,134			8,893,332
Original issue price per share (in usd per share)	$ 2.928	$ 2.928			$ 2.928
Liquidation Preference	$ 19,696	$ 19,696			$ 26,042
Carrying value	$ 17,030	$ 17,030			$ 21,004
Series B
Temporary Equity [Line Items]
Shares, Authorized	10,385,804	10,385,804			10,385,804
Shares, Issued	8,386,456	8,386,456			10,385,804
Shares, Outstanding	8,386,456	8,386,456			10,385,804
Original issue price per share (in usd per share)	$ 3.851	$ 3.851			$ 3.851
Liquidation Preference	$ 32,300	$ 32,300			$ 40,000
Carrying value	$ 32,176	$ 32,176			$ 39,876
Series C
Temporary Equity [Line Items]
Shares, Authorized	8,848,760	8,848,760			8,848,760
Shares, Issued	8,399,058	8,399,058			8,688,760
Shares, Outstanding	8,399,058	8,399,058			8,688,760
Original issue price per share (in usd per share)	$ 5.524	$ 5.524			$ 5.524	$ 5.52438
Liquidation Preference	$ 46,400	$ 46,400			$ 48,000
Carrying value	$ 39,378	$ 39,378			$ 40,978
Series D
Temporary Equity [Line Items]
Shares, Authorized	97,278,007	97,278,007
Shares, Issued	94,222,735	94,222,735
Shares, Outstanding	94,222,735	94,222,735
Original issue price per share (in usd per share)	$ 0.375	$ 0.375
Liquidation Preference	$ 35,366	$ 35,366
Carrying value	$ 35,120	$ 35,120